Notes to the Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Notes to the Statements of Cash Flows [Abstract]
Schedule of Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities
2023		Lease
	Loan notes	liabilities
	US$	US$
At January 1, 2023	8,745,192	785,687
Changes from financing cash flows	(27,720,827)	(730,908)
Interest paid classified as operating cash flows	-	(48,363)

Non-cash transactions:
New leases	-	549,622
Finance costs accrued	18,975,635	48,363
Exchange realignment	-	1,660
At December 31, 2023	-	606,061
2022		Convertible		Lease
	Loan notes	loans	Bridge loan	Liabilities
	US$	US$	US$	US$
At January 1, 2022	-	4,294,265	12,274,215	486,678
Changes from financing cash flows	22,397,271	12,656,069	610,000	(873,308)
Interest paid classified as operating cash flows	-	-	-	(42,130)

Non-cash transactions:
Finance costs accrued	786,058	2,894,050	4,074,175	42,130
New leases	-	-	-	1,237,069
Remeasurement on lease modifications	-	-	-	(64,390)
Recognition of warrant liabilities	(11,642,006)	-	-	-
Initial recognition of derivative financial instruments	(2,796,131)	(10,024,014)	(842,181)	-
Derecognition of derivative financial instruments	-	735,688	3,229,291	-
Issuance of convertible loan for settlement of bridge loan	-	18,960,000	(18,960,000)	-
Conversion to Preference Shares	-	(29,381,027)	-	-
Other non-cash transactions	-	(135,031)	(385,500)	-
Exchange realignment	-	-	-	(362)
At December 31, 2022	8,745,192	-	-	785,687
2021	Convertible		Lease
	loan	Bridge loan	Liabilities
	US$	US$	US$
At January 1 2021	4,123,563	—	1,116,912
Changes from financing cash flows	—	13,150,000	(785,494)
Interest paid classified as operating cash flows	—	—	(48,171)

Non-cash transactions:
Initial recognition of derivative financial instruments	(544,327)	(1,418,222)	—
Finance costs accrued	715,029	936,937	48,171
Remeasurement on lease modifications	—	—	206,250
Other non-cash transactions	—	(394,500)	—
Exchange realignment	—	—	(50,990)
At 31 December 2021	4,294,265	12,274,215	486,678

Schedule of Cash Outflow for Leases included in the Statement of Cash Flows	The total cash outflow for leases included in the statements of cash flows is as follows:
	2023	2022	2021
	US$	US$	US$
Within operating activities	91,294	199,394	378,571
Within financing activities	730,908	873,308	785,494
	822,202	1,072,702	1,164,065